Research and Development Expenses	12 Months Ended
Jun. 30, 2023
Disclosure Of Research And Development Expenses [Abstract]
Research and Development Expenses

Note 9. Research and Development Expenses

	2023	2022	2021

	US$	US$	US$
Research project costs	122,128,314	78,654,217	25,891,851
Total research and development expenses	122,128,314	78,654,217	25,891,851

The research project costs relate to the research programs in respect to the treatment of eye diseases by Sozinibercept (OPT‑302).